PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 2,376,170	$ 2,320,885
Accumulated depreciation	(908,888)	(1,019,988)
Property, plant and equipment, excluding construction in process, net	1,467,282	1,300,897
Construction in process	359,361	100,980
Property, plant and equipment, net	1,826,643	1,401,877
Depreciation expense	225,351	266,956	$ 197,600
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	764,577	720,367
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	30,896	32,812
Machinery
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	1,470,957	1,441,546
Furniture, fixtures and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	58,928	84,694
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	11,527	9,775
Freehold land
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 39,285	$ 31,691